Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Feb. 22, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Mar. 01, 2013
Alger Spectra Fund | Alger Spectra Fund | Alger Spectra Fund Class A
Risk/Return:
Trading Symbol	SPECX
Alger Spectra Fund | Alger Spectra Fund | Alger Spectra Fund Class C
Risk/Return:
Trading Symbol	ASPCX
Alger Spectra Fund | Alger Spectra Fund | Alger Spectra Fund Class I
Risk/Return:
Trading Symbol	ASPIX
Alger Spectra Fund | Alger Spectra Fund | Alger Spectra Fund Class Z
Risk/Return:
Trading Symbol	ASPZX
Alger Green Fund | Alger Green Fund | Alger Green Fund Class A
Risk/Return:
Trading Symbol	SPEGX
Alger Green Fund | Alger Green Fund | Alger Green Fund Class C
Risk/Return:
Trading Symbol	AGFCX
Alger Green Fund | Alger Green Fund | Alger Green Fund Class I
Risk/Return:
Trading Symbol	AGIFX
Alger Analyst Fund | Alger Analyst Fund | Alger Analyst Fund Class A
Risk/Return:
Trading Symbol	SPEAX
Alger Analyst Fund | Alger Analyst Fund | Alger Analyst Fund Class C
Risk/Return:
Trading Symbol	AACYX
Alger Analyst Fund | Alger Analyst Fund | Alger Analyst Fund Class I
Risk/Return:
Trading Symbol	AAIYX
Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class A
Risk/Return:
Trading Symbol	SPEDX
Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class C
Risk/Return:
Trading Symbol	ADOCX
Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class Z
Risk/Return:
Trading Symbol	ADOZX
Alger Emerging Markets Fund | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class A
Risk/Return:
Trading Symbol	AAEMX
Alger Emerging Markets Fund | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class C
Risk/Return:
Trading Symbol	ACEMX
Alger Emerging Markets Fund | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class I
Risk/Return:
Trading Symbol	AIEMX